LEASE (Schedule of Components of Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Cost
Operating lease cost	$ 4,617	$ 4,422	$ 3,914
Short-term lease cost	1,614	1,542	1,580
Total lease cost	6,231	5,964	5,494
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	4,625	4,465	3,962
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 3,885	$ 3,164	$ 4,941
Weighted-average remaining lease term - operating leases	3 years 3 months 18 days	4 years	4 years 6 months
Weighted-average discount rate - operating leases	5.34%	5.12%	4.80%